OTHER EQUITY AND RESERVES (Details 3)	12 Months Ended
	Dec. 31, 2020 shares $ / shares	Dec. 31, 2019 shares
Other Reserves [Line Items]
Number of share awards, Granted during the year		743,000
Number of share awards, Forfeited during the year	(60,000)	(15,000)
Issued during the year	225,000
Awards vested to employees under the Forfeitable Share Plan	(242,667)
Number of share awards, Outstanding	650,333	728,000
2018 Award [Member]
Other Reserves [Line Items]
Number of share awards, Granted during the year		743,000
Number of share awards, Forfeited during the year	(40,000)	(15,000)
Awards vested to employees under the Forfeitable Share Plan	(242,667)
Number of share awards, Outstanding	445,333	728,000
Fair value at grand date, Outstanding | $ / shares	$ 10.18
2020 Award [Member]
Other Reserves [Line Items]
Number of share awards, Forfeited during the year	(20,000)
Issued during the year	225,000
Number of share awards, Outstanding	205,000
Fair value at grand date, Outstanding | $ / shares	$ 2.90